Loans and Borrowings - Summary of Carrying Amount of Derivative (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2017 USD ($)
Disclosure Of Loans And Borrowings [Abstract]
Carrying amount of derivative at the beginning of the year	$ 61,929
Net gain on change in fair value of derivative	(42,427)
Conversion of notes during the year	$ (19,502)